CONSOLIDATED STATEMENTS OF CHANGES IN SHARHOLDERS' EQUITY (USD $) In Thousands, except Share data, unless otherwise specified	Common Stock [Member]	Additional Paid-In Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Treasury Stock [Member]	Noncontrolling Interest [Member]	Total
Balance at Dec. 31, 2008	$ 3,736	$ 132,588	$ 40,972	$ (7,100)	$ (259)	$ 107,433	$ 277,370
Balance (in shares) at Dec. 31, 2008	13,200,000
Changes:
Net income	0	0	19,076	0	0	13,954	33,030
Unrealized gain (loss) from derivative instruments, net	0	0	0	3	0	2	5
Unrealized gain (loss) from available-for-sale securities, net	0	0	0	(66)	0	74	8
Other than temporary impairment on marketable securities	0	0	0	(250)	0	0	(250)
Foreign Currency translation adjustments	0	0	0	298	0	413	711
Total comprehensive income (loss)				(15)		489	474
Stock based Compensation expenses	0	308	0	0	0	1,333	1,641
Non-controlling interests changes due to holding changes, including exercise of employees stock options	0	(1,265)	0	0	0	(842)	(2,107)
Dividend to non- controlling interests in subsidiaries	0	0	0	0	0	(15,094)	(15,094)
Balance at Dec. 31, 2009	3,736	131,631	60,048	(7,115)	(259)	107,273	295,314
Balance (in shares) at Dec. 31, 2009	13,200,000
Changes:
Net income	0	0	18,379	0	0	16,623	35,002
Unrealized gain (loss) from derivative instruments, net	0	0	0	4	0	3	7
Unrealized gain (loss) from available-for-sale securities, net	0	0	0	180	0	(21)	159
Realized gain from available-for-sale securities	0	0	0	250	0	0	250
Foreign Currency translation adjustments	0	0	0	6,085	0	4,793	10,878
Total comprehensive income (loss)				6,519		4,775	11,294
Stock based Compensation expenses	0	458	0	0	0	1,006	1,464
Exercise of employees stock options	71	(71)	0	0	0	0	0
Exercise of employees stock options (in shares)	396,000
Non-controlling interests changes due to holding changes, including exercise of employees stock options	0	6,258	0	0	0	16,068	22,326
Acquisition of non-controlling interests	0	(2,054)	0	0	0	(1,711)	(3,765)
Dividend to Formula's shareholders and to non-controlling interests in subsidiaries	0	0	(19,986)	0	0	(7,265)	(27,251)
Balance at Dec. 31, 2010	3,807	136,222	58,441	(596)	(259)	136,769	334,384
Balance (in shares) at Dec. 31, 2010	13,596,000
Changes:
Net income	0	0	42,962	0	0	20,169	63,131
Unrealized gain (loss) from derivative instruments, net	0	0	0	(11)	0	(12)	(23)
Unrealized gain (loss) from available-for-sale securities, net	0	0	0	(156)	0	(36)	(192)
Other than temporary impairment on marketable securities	0	0	0	714	0	0	714
Foreign Currency translation adjustments	0	0	0	(12,246)	0	(5,702)	(17,948)
Total comprehensive income (loss)				(11,699)		(5,750)	(17,449)
Stock based Compensation expenses	0	2,120	0	0		2,503	4,623
Exercise of employees stock options	226	(226)	0	0	0	0	0
Exercise of employees stock options (in shares)	543,840
Redemption of shares	(157)	157	0	0	0	0	0
Redemption of shares (in shares)	(543,840)
Non-controlling interests changes due to holding changes, including exercise of employees stock options	0	(537)	0	0	0	(7,607)	(8,144)
Acquisition of non-controlling interests	0	(2,062)	0	0	0	(3,125)	(5,187)
Dividend to Formula's shareholders	0	0	(9,731)	0	0	0	(9,731)
Dividend to non- controlling interests in subsidiaries	0	0	0	0	0	(9,418)	(9,418)
Balance at Dec. 31, 2011	$ 3,876	$ 135,674	$ 91,672	$ (12,295)	$ (259)	$ 133,541	$ 352,209
Balance (in shares) at Dec. 31, 2011	13,596,000